Earnings (Loss) per share - Schedule of computation of earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Basic earnings (loss) per share (in USD per share)	$ (0.06)	$ 0.04	$ (0.06)
Diluted earnings (loss) per share (in USD per share)	$ (0.06)	$ 0.04	$ (0.06)
Net income (loss)	$ (1,044)	$ 1,514	$ (1,953)
Issued common shares at end of the period (in shares)	32,152,857	43,900,000	32,152,857
Weighted average number of shares outstanding for the period, basic (in shares)	18,316,970	38,644,250	32,152,857
Weighted average number of shares outstanding for the period, diluted (in shares)	18,316,970	38,644,250	32,152,857